Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Estimated fair value at date of grant of options for common stock granted
Weighted-average grant date fair value of options for our common stock granted during the year, per share	$ 5.94	$ 5.65	$ 6.28
Weighted-average assumptions:
Dividend yield	4.30%	3.70%	3.60%
Volatility	29.70%	30.00%	34.60%
Risk-free interest rate	1.40%	1.30%	2.80%
Expected life (years)	6 years 6 months	6 years 6 months	6 years 6 months